                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/03

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.):   [ ]     is a restatement.
                                    [ ]     adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:           Petros Advisors LLC
         ------------------------------------------
Address:        8711 E. Pinnacle Peak Road, F207
         ------------------------------------------
                Scottsdale, AZ 85255
         ------------------------------------------

         ------------------------------------------

Form 13F File Number: 28-  6013
                         --    ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Andrew Brinkman
         ------------------------------------------
Title:       Chief Operating Officer
         ------------------------------------------
Phone:       (480) 585-5844
         ------------------------------------------

Signature, Place, and Date of Signing:


 Andrew J. Brinkman            Scottsdale, AZ               04/22/2003
--------------------           --------------               ----------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name
         28-
            ------------            -------------------------------
         [Repeat as necessary.]
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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       N/A
                                                     --------------
Form 13F Information Table Entry Total:                   54
                                                     --------------
Form 13F Information Table Value Total:              $  69,559
                                                     --------------
                                                       (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.     Form 13F File Number       Name
                 28-
         ----        ------------           -------------------------

         [Repeat as necessary.]

         None

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
Page 1 of 1           Name of Reporting Manager  Petros Advisors LLC
--------------------------------------------------------------------------------
           Item 1:                 Item 2:      Item 3:     Item 4:     Item 5:
       Name of Issuer          Title of Class    CUSIP    Fair Market  Shares or
                                                Number       Value     Principal
                                                                        Amount


--------------------------------------------------------------------------------
Action Performance Co Inc            COM       004933107   1,586,250    75,000
Advanced Medical Optics              COM       00763M108   1,008,750    75,000
American Eagle Outfitters Inc        COM       02553E106     580,760    40,000
Atherogenics                         COM       047439104     936,000   100,000
Bellsouth Corp                       COM       079860102   1,625,250    75,000
Best Buy Co Inc                      COM       086516101   1,348,500    50,000
Blockbuster Inc Cl-A                 COM       093679108   1,166,220    68,200
Boeing Co                            COM       097023105     250,600    10,000
Burlington Resources Inc             COM       122014103   1,192,750    25,000
Callaway Golf                        COM       131193104   1,188,000   100,000
Chesapeake Energy Corp               COM       165167107   1,179,000   150,000
Computer Associates Intl Inc         COM       204912109   1,912,400   140,000
Cost Plus Inc                        COM       221485105   1,316,000    50,000
Countrywide Financial Corp           COM       222372104   2,875,000    50,000
Cytyc Corporation                    COM       232946103   3,915,000   300,000
Double Click Inc                     COM       258609304   1,864,800   240,000
Durban Roodeprt ADR                  COM       266597301     204,000    80,000
EOG Resources Inc                    COM       26875P101     989,000    25,000
Ensco International Inc              COM       26874Q100     637,750    25,000
Factory 2-U Stores Inc               COM       303072102     200,000    50,000
Federated Dept Stores Inc            COM       31410H101   1,401,000    50,000
Finish Line Inc Cl-A                 COM       317923100   1,125,000    75,000
Flextronics International Ltd        COM       Y2573F102     436,000    50,000
Freeport-Mcmoran Copper-B            COM       35671D857     852,500    50,000
Gold Fields Ltd ADR                  COM       38059T106     630,000    60,000
Guidant Corp                         COM       401698105   3,982,000   110,000
Halliburton Co                       COM       406216101   1,036,500    50,000
Harmony Gold ADR                     COM       413216300     611,500    50,000
Hollywood Entertainment Corp         COM       436141105   2,558,400   160,000
I-Stat Corp                          COM       450312103   1,267,500   250,000
Ivax Corp                            COM       465823102   1,592,500   130,000
Kerr-Mcgee Corp                      COM       492386107   2,030,500    50,000
Lam Research Corp                    COM       512807108   1,252,790   110,000
Maverick Tube Corp                   COM       577914104     930,000    50,000
Nabors Industries Inc                COM       629568106     538,245    13,500
New Century Financial Corp           COM       64352D101   3,897,625   125,000
Newmont Mining Corp                  COM       651639106     523,000    20,000
Nintendo Co Ltd ADR                  COM       654445303   2,024,000   200,000
Oak Technology Inc                   COM       671802106     529,500   150,000
Oracle Corp                          COM       68389X105   1,627,350   150,000
Pan Amer Silver                      COM       697900108     305,000    50,000
Ryanair Holdings ADR                 COM       783513104   1,041,000    25,000
Sepracor Inc                         COM       817315104   1,354,000   100,000
Shaw Group Inc                       COM       820280105     562,800    56,000
Siebel Systems Inc                   COM       826170102   1,201,500   150,000
Skyworks Solutions Inc               COM       83088M102   1,557,500   250,000
Station Casinos Inc                  COM       857689103   2,111,000   100,000
Teco Energy Inc                      COM       872375100     531,500    50,000
Transkaryotic Therapies Inc          COM       893735100     883,500   150,000
USA Networks Inc                     COM       902984103   2,009,250    75,000
Walmart Stores Inc                   COM       931142103   1,300,750    25,000
Webmethods Inc                       COM       94768C108     456,500    50,000
Williams Companies Inc               COM       969457100     687,000   150,000
Xm Satellite Radio Hold-Cl A         COM       983759101     736,250   125,000


                                                                                  ------------------------------
                                                                                           (SEC USE ONLY)


Page 1 of 1                     Name of Reporting Manager  Petros Advisors LLC
-----------------------------------------------------------------------------------------------------------------
           Item 1:                          Item 6:                                           Item 8:
       Name of Issuer                Investment Discretion              Item 7:      Voting Authority (Shares)
                               ------------------------------------    Managers    ------------------------------
                               (a) Sole  (b) Shared -  (c) Shared -  See Instr. V  (a) Sole  (b) Shared  (c) None
                                          As Defined      Other
                                         in Instr. V
-----------------------------------------------------------------------------------------------------------------
Action Performance Co Inc          x                                                 75,000
Advanced Medical Optics            x                                                 75,000
American Eagle Outfitters Inc      x                                                 40,000
Atherogenics                       x                                                100,000
Bellsouth Corp                     x                                                 75,000
Best Buy Co Inc                    x                                                 50,000
Blockbuster Inc Cl-A               x                                                 68,200
Boeing Co                          x                                                 10,000
Burlington Resources Inc           x                                                 25,000
Callaway Golf                      x                                                100,000
Chesapeake Energy Corp             x                                                150,000
Computer Associates Intl Inc       x                                                140,000
Cost Plus Inc                      x                                                 50,000
Countrywide Financial Corp         x                                                 50,000
Cytyc Corporation                  x                                                300,000
Double Click Inc                   x                                                240,000
Durban Roodeprt ADR                x                                                 80,000
EOG Resources Inc                  x                                                 25,000
Ensco International Inc            x                                                 25,000
Factory 2-U Stores Inc             x                                                 50,000
Federated Dept Stores Inc          x                                                 50,000
Finish Line Inc Cl-A               x                                                 75,000
Flextronics International Ltd      x                                                 50,000
Freeport-Mcmoran Copper-B          x                                                 50,000
Gold Fields Ltd ADR                x                                                 60,000
Guidant Corp                       x                                                110,000
Halliburton Co                     x                                                 50,000
Harmony Gold ADR                   x                                                 50,000
Hollywood Entertainment Corp       x                                                160,000
I-Stat Corp                        x                                                250,000
Ivax Corp                          x                                                130,000
Kerr-Mcgee Corp                    x                                                 50,000
Lam Research Corp                  x                                                110,000
Maverick Tube Corp                 x                                                 50,000
Nabors Industries Inc              x                                                 13,500
New Century Financial Corp         x                                                125,000
Newmont Mining Corp                x                                                 20,000
Nintendo Co Ltd ADR                x                                                200,000
Oak Technology Inc                 x                                                150,000
Oracle Corp                        x                                                150,000
Pan Amer Silver                    x                                                 50,000
Ryanair Holdings ADR               x                                                 25,000
Sepracor Inc                       x                                                100,000
Shaw Group Inc                     x                                                 56,000
Siebel Systems Inc                 x                                                150,000
Skyworks Solutions Inc             x                                                250,000
Station Casinos Inc                x                                                100,000
Teco Energy Inc                    x                                                 50,000
Transkaryotic Therapies Inc        x                                                150,000
USA Networks Inc                   x                                                 75,000
Walmart Stores Inc                 x                                                 25,000
Webmethods Inc                     x                                                 50,000
Williams Companies Inc             x                                                150,000
Xm Satellite Radio Hold-Cl A       x                                                125,000